Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants

NOTE 8 — WARRANTS

As of September 30, 2022, the Company had 11,500,000 Public Warrants outstanding. Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years from the completion of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any Class A ordinary shares pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the Public Warrants is then effective and a current prospectus relating thereto is available, subject to the Company satisfying its obligations with respect to registration, or a valid exemption from registration is available, including in connection with a cashless exercise. No Public Warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their Public Warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available.

The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a Business Combination, it will use its commercially reasonable efforts to file with the SEC a registration statement covering the issuance, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the Public Warrants. The Company will use its commercially reasonable efforts to cause the same to become effective within 60 business days after the closing of the Business Combination and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the Class A ordinary shares are, at the time of any exercise of a Public Warrant, not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their Public Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its commercially reasonable efforts to qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per Public Warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
●	if, and only if, the reported last sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like).

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period (as it may be extended) and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.

In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of its Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

As of September 30, 2022, the Company had 6,600,000 Private Placement Warrants outstanding. The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

NOTE 8 — WARRANTS

Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years from the completion of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any Class A ordinary shares pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the Public Warrants is then effective and a current prospectus relating thereto is available, subject to the Company satisfying its obligations with respect to registration, or a valid exemption from registration is available, including in connection with a cashless exercise. No Public Warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their Public Warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available.

The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a Business Combination, it will use its commercially reasonable efforts to file with the SEC a registration statement covering the issuance, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the Public Warrants. The Company will use its commercially reasonable efforts to cause the same to become effective within 60 business days after the closing of the Business Combination and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the Class A ordinary shares are, at the time of any exercise of a Public Warrant, not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their Public Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its commercially reasonable efforts to qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per Public Warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
●	if, and only if, the reported last sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like).

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period or any Extension Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.

In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of its Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

TEMPO AUTOMATION INC
Warrants
(10)	Warrants

Common Stock Warrants

The following common stock warrants were outstanding as of September 30, 2022:

Warrants to purchase	# of Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	182,500	$0.94	6/3/2020	6/3/2030
Common Stock	109,080	1.51	6/23/2021	6/22/2031
	291,580

Liability Classified Warrants

As of September 30, 2022, the Company has the following liability-classified warrants outstanding:

Warrants to purchase	# of Shares	Exercise Price		Issuance Date	Expiration Date
Series A Preferred Stock	58,736	$1.15		11/24/2015	11/24/2025
Series A Preferred Stock	26,112	1.15		11/22/2016	11/22/2026
Series B Preferred Stock	38,543	2.76		10/13/2017	10/13/2027
Series C Preferred Stock	108,000	0.94	*	1/29/2021	1/29/2031
Series C Preferred Stock	186,667	2.82	*	1/20/2022	1/20/2032
Series C Preferred Stock	10,000,000	2.82	*	8/25/2022	8/25/2032
Series C Preferred Stock	8,262,167	2.82	*	9/30/2022	9/30/2032
Common Stock	533,333	1.51		6/24/2021	6/24/2031
Common Stock**	2,363,000	2.82	*	10/11/2021	10/11/2024
	21,576,558

*Upon a change in control transaction, the exercise price of these warrants resets to $0.

**These common stock warrants were converted from equity classified instruments to liability classified instruments as a result of August 2022 Bridge Note agreements (see Note 8).

In October 2021, the Company issued 2,363,000 common stock warrants to an existing investor pursuant to negotiations with the investor to consider continued future investment. These warrants are exercisable for shares of common stock commencing the earliest of (i) the closing date of an initial public offering, or (b) the date of the Company’s completion of a transaction or series of related transactions (by merger, or consolidation, share exchange or otherwise) with a publicly traded special purpose acquisition company or its subsidiary. The warrant exercise price is $2.82 per share and the warrants expire in October 2024.

On August 25, 2022, the Company entered into an amended and restated warrant agreement for the above warrants, which amended and restated that the warrants to purchase shares of common stock provide for the automatic conversion, with an amended exercise price of zero, of such warrant into shares of Tempo common stock upon the consummation of the business combination, a business combination or similar transaction with another special purpose acquisition company, the consummation of a qualified financing or the consummation of an initial public offering or direct listing. The amended common stock warrants are liability-classified instruments under ASC 815-40 due to these not being indexed to the Company’s equity. Consequently, the warrants are subject to be measured at fair value in subsequent periods with changes in fair value recognized in earnings.

On August 25, 2022, the Company entered into a warrant purchase agreement with existing investors to issue 18,262,167 warrants to purchase common stock in conjunction with entering into various loans. The exercise price of these common stock warrants is $2.82 per share and upon a change in control transaction, the exercise price of these warrants resets to $0. The Company concluded that the common stock warrants are liability classified and shall be measured at fair value at grant date using the BSM option pricing model and subsequently remeasured at each reporting date. The fair value at time of issuance and as of September 30, 2022 was $27.6 million.

The liability-classified warrants are remeasured on a recurring basis, primarily based on observable market data while the related theoretical warrant volatility assumption within the BSM option pricing model represents a Level 3 measurement within the ASC 820 fair value measurement hierarchy. The following table details the changes in fair value of the liability-classified warrants, for the nine months ended September 30, 2022 (in thousands):

Fair Value
Warrants outstanding - January 1, 2022	$5,573
Warrants issued and modified	32,514
Change in fair value, net	(5,652)
Warrants outstanding - September 30, 2022	$32,435

The change in fair value, net as shown in the table above is recorded as change in fair value of warrant liability in the condensed statements of operations.

For warrants revalued during the period, the warrants were valued using a valuation technique which considers the value of the instruments under a SPAC scenario and a non-SPAC scenario, using the following assumptions:

	September 30,	December 31,
	2022	2021
Expected term	3.00 years	3.89 - 9.48 years
Expected volatility	61.00%	64.29% - 64.44%
Risk-free interest rate	3.46%	1.12% - 1.52%
Expected dividends	0%	0%

(13)Warrants

Common Stock Warrants

The following common stock warrants were outstanding as of December 31, 2021:

In June 2020, the Company issued 182,500 common stock warrants in conjunction with the Loan and Security Agreement between the Company and the certain lender. These warrants are exercisable for shares of common stock at $0.94 per share and expire in June 2030. The common stock warrants are valued using the Black-Scholes-Merton (“BSM”) option pricing model. The fair value of the warrants of $0.1 million was allocated to the common stock warrants which is included in additional paid-in capital on the balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification.

In June 2021, the Company issued 109,080 common stock warrants in conjunction with the loan and security agreement between the Company and Silicon Valley Bank. These warrants are exercisable for shares of common stock at $1.51 per share and expire in June 2031. The common stock warrants are valued using the BSM option pricing model. The fair value of the warrants of $0.2 million was allocated to the common stock warrants which is included in additional paid-in capital on the balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification.

In October  , 2021, the Company issued 2,363,000 common stock warrants to an existing investor pursuant to negotiations with the investor to consider continued future investment. These warrants are exercisable for shares of common stock commencing the earliest of (i) the closing date of an initial public offering, or (b) the date of the Company’s completion of a transaction or series of related transactions (by merger, or consolidation, share exchange or otherwise) with a publicly traded special purpose acquisition company or its subsidiary. The warrant exercise price is $2.82 per share and the warrants expire in October , 2024. The warrants were measured at fair value on the issuance date. As the issuance of the warrants was a non-pro-rata transaction with a single existing shareholder, the fair value of $9.0 million was recognized as a credit to additional paid-in capital and an expense reflected in other financing cost section of the statement of operations.

The following assumptions were used to calculate the fair value of the common stock warrants issued in 2021 and 2020:

	June, 2021	June, 2020	October, 2021
Expected term	10 years	10 years	3 years
Expected volatility	64.01%	56.49%	48.5%
Risk-free interest rate	1.50%	0.66%	0.70%
Expected dividends	0.00%	0.00%	0.00%
Weighted average fair value of common stock warrant	$1.07	$0.60	$3.79

Liability Classified Warrants

As of December 31, 2021, the Company has the following liability-classified warrants outstanding:

Equity-Type	Shares	Exercise Price	Issuance Date	Expiration Date
Series A Preferred Stock	58,736	$1.15	11/24/2015	11/24/2025
Series A Preferred Stock	26,112	1.15	11/22/2016	11/22/2026
Series B Preferred Stock	38,543	2.76	10/13/2017	10/13/2027
Series C Preferred Stock	108,000	0.94	1/29/2021	1/29/2031
Common Stock	533,333	1.51	6/24/2021	6/24/2031
	764,724

In January 2021, the Company entered into a warrant purchase agreement with SQN Venture Income Fund II, LP to issue 108,000 warrants to purchase Series C Preferred Stock in conjunction with entering into the credit facility. The exercise price of Series C warrants is $0.94 per share. The Company concluded that the Series C Preferred Stock warrants are liability classified and shall be measured at fair value at grant date using the BSM option pricing model and subsequently remeasured at each reporting date. The fair market value of the Series C Preferred Stock warrants were recorded to offset the debt discount and amortized to interest expense over the term of the debt using the straight-line amortization method. The fair value at time of issuance and as of December 31, 2021 was $0.2 million and $0.8 million, respectively.

In June 2021, the Company entered into a warrant purchase agreement with SQN Venture Income Fund II, LP to issue 533,333 warrants to purchase Common Stock in conjunction with entering into the credit facility. The exercise price of these Common Stock warrants is $1.51 per share. The Company concluded that the common stock warrants are liability classified and shall be measured at fair value at grant date using the BSM option pricing model and subsequently remeasured at each reporting date. The fair value at time of issuance and as of December 31, 2021 was $1.0 million and $4.1 million, respectively.

The liability-classified warrants are remeasured on a recurring basis, primarily based on observable market data while the related theoretical warrant volatility assumption within the BSM option pricing model represents a Level 3 measurement within the ASC 820 fair value measurement hierarchy. The following table details liability-classified warrant activity, i.e., the fair value of the related liability, for the years ended December 31, 2021 and 2020, respectively (in thousands):

(in ’000s)
Fair Value
Warrants outstanding – January 1, 2020	$133
Change in fair value, net	(47)
Warrants outstanding - December 31, 2020	86
Warrants issued	1,245
Change in fair value, net	4,242
Warrants outstanding – December 31, 2021	$5,573

The change in fair value, net as shown in the table above is recorded as change in fair value of warrants in the statements of operations.

The warrants were valued using the BSM option pricing model at issuance and revalued at each reporting date, using the following assumptions:

	December 31, 2021	December 31, 2020
Expected term	3.89 - 9.48 years	4.89‑6.78 years
Expected volatility	64.29% - 64.44%	58.17% - 59.84%
Risk-free interest rate	1.12% - 1.52%	0.36% - 0.51%
Expected dividends	0%	0%
Fair value of warrants	$1.17 - $7.71	$1.16 - $1.56